Long Term Receivable (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 24, 2023	Nov. 29, 2010	Dec. 31, 2022
Long Term Receivable [Abstract]
Prepayment for construction		$ 20,000
Stock purchase amount		$ 10,000,000
Promissory note in percentage			5.00%
Principal amount	$ 3,000,000		$ 10,000,000
Long term receivable			(a) $1,000,000, together with an accrued interest, is payable on or before November 19, 2022; (b) $2,000,000, together with an accrued interest, is payable on or before April 19, 2023; (c) $3,000,000, together with an accrued interest, is payable on or before April 19, 2024, and (d) the remaining $4,000,000, together with an accrued interest, is payable on or before October 19, 2024. As the 5% interest rate is very close to the market rate, the management assessed the fair value of the note receivable is $10 million as of December 31, 2022.